Schedule of Investments (unaudited)
July 31, 2024
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	96,787	$ 21,960,002
MTU Aero Engines AG, Class N	20,827	5,897,449
		27,857,451
Automobile Components — 1.2%
Aptiv PLC(a)	186,615	12,949,215
Automobiles — 1.7%
General Motors Co.	421,351	18,674,276
Banks — 4.6%
Citigroup, Inc.	170,047	11,032,650
Citizens Financial Group, Inc.	218,394	9,318,872
First Citizens BancShares, Inc., Class A	14,219	29,684,864
		50,036,386
Beverages — 1.2%
Keurig Dr. Pepper, Inc.	252,930	8,670,441
Pernod Ricard SA	29,759	3,981,966
		12,652,407
Biotechnology — 1.1%
SPDR S&P Biotech ETF(b)	116,161	11,506,909
Building Products — 2.2%
Allegion PLC	83,403	11,410,364
Johnson Controls International PLC	174,011	12,448,747
		23,859,111
Capital Markets — 2.2%
Carlyle Group, Inc.	130,477	6,489,926
LPL Financial Holdings, Inc.	11,057	2,449,347
Onex Corp.	38,177	2,616,105
Raymond James Financial, Inc.	102,414	11,880,024
		23,435,402
Chemicals — 1.3%
Air Products and Chemicals, Inc.	20,918	5,519,215
International Flavors & Fragrances, Inc.	85,261	8,481,764
		14,000,979
Communications Equipment — 0.3%
Ciena Corp.(a)	55,476	2,925,804
Consumer Finance — 0.3%
Discover Financial Services	21,576	3,106,728
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	49,324	5,938,116
Dollar Tree, Inc.(a)	110,529	11,532,596
		17,470,712
Containers & Packaging — 2.9%
Crown Holdings, Inc.	114,721	10,175,753
Sealed Air Corp.	567,763	21,603,382
		31,779,135
Electric Utilities — 5.1%
American Electric Power Co., Inc.	143,068	14,037,832
Edison International	98,007	7,841,540
Entergy Corp.	98,967	11,477,203
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	267,217	$ 9,940,472
PG&E Corp.	651,563	11,891,025
		55,188,072
Electrical Equipment — 1.5%
Acuity Brands, Inc.	14,670	3,687,305
Sensata Technologies Holding PLC	325,860	12,705,281
		16,392,586
Electronic Equipment, Instruments & Components — 4.0%
Avnet, Inc.	239,028	12,850,145
Flex Ltd.(a)	335,871	10,798,253
Keysight Technologies, Inc.(a)	57,221	7,986,335
Zebra Technologies Corp., Class A(a)(b)	33,993	11,938,002
		43,572,735
Entertainment — 1.7%
Electronic Arts, Inc.	85,597	12,920,011
Warner Bros Discovery, Inc., Class A(a)	672,890	5,820,499
		18,740,510
Financial Services — 5.6%
Cannae Holdings, Inc.	639,653	12,863,422
Equitable Holdings, Inc.	127,266	5,550,070
Fidelity National Information Services, Inc.	249,931	19,202,199
NCR Atleos Corp.(a)(b)	386,677	12,431,666
SPDR S&P Software & Services ETF	39,742	6,216,046
Voya Financial, Inc.	72,596	5,279,907
		61,543,310
Food Products — 2.3%
Kraft Heinz Co.	706,080	24,861,077
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	534,411	19,142,602
Koninklijke Philips NV(a)	453,167	12,729,317
		31,871,919
Health Care Providers & Services — 6.5%
Cardinal Health, Inc.	273,590	27,586,080
CVS Health Corp.	238,653	14,397,935
Fulgent Genetics, Inc.(a)	120,559	2,884,977
Humana, Inc.	20,629	7,459,653
Labcorp Holdings, Inc.	86,017	18,531,502
		70,860,147
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp.	117,114	4,645,912
Household Durables — 0.5%
Panasonic Holdings Corp.	642,700	5,264,470
Insurance — 4.6%
American International Group, Inc.	143,903	11,401,435
Assurant, Inc.	27,015	4,724,113
Fidelity National Financial, Inc., Class A	244,247	13,533,726
Globe Life, Inc.	32,329	2,998,192
Prudential PLC	801,182	7,230,176
Willis Towers Watson PLC	36,497	10,302,373
		50,190,015
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.3%
Reddit, Inc., Class A(a)(b)	53,017	$ 3,226,084
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A	206,619	15,636,926
Leisure Products — 1.7%
Hasbro, Inc.	169,424	10,921,071
Mattel, Inc.(a)	402,958	7,773,060
		18,694,131
Life Sciences Tools & Services(a) — 1.9%
Avantor, Inc.	269,128	7,199,174
Fortrea Holdings, Inc.	312,372	8,618,343
ICON PLC	16,265	5,342,077
		21,159,594
Machinery — 3.6%
CNH Industrial NV	599,019	6,379,552
Fortive Corp.	56,962	4,092,720
Komatsu Ltd.	272,900	7,757,885
Stanley Black & Decker, Inc.	56,208	5,936,689
Westinghouse Air Brake Technologies Corp.	95,371	15,369,037
		39,535,883
Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class B	1,751	2,896,746
Media — 1.8%
Fox Corp., Class A	241,068	9,170,227
WPP PLC	1,106,713	10,675,439
		19,845,666
Metals & Mining — 2.4%
Barrick Gold Corp.	332,352	6,151,836
Norsk Hydro ASA	947,478	5,255,524
Teck Resources Ltd., Class B(a)	56,473	2,768,329
U.S. Steel Corp.	283,871	11,664,259
		25,839,948
Multi-Utilities — 2.0%
Public Service Enterprise Group, Inc.	97,128	7,747,901
Sempra	179,720	14,388,383
		22,136,284
Oil, Gas & Consumable Fuels — 4.9%
BP PLC, ADR	185,849	6,577,196
Enterprise Products Partners LP	367,128	10,595,314
Hess Corp.	17,488	2,683,009
Kosmos Energy Ltd.(a)	2,370,975	13,111,492
Suncor Energy, Inc.	403,831	16,120,933
Woodside Energy Group Ltd., ADR(b)	249,432	4,549,640
		53,637,584
Personal Care Products — 0.5%
Puig Brands SA, Class B(a)	180,324	5,035,015
Pharmaceuticals — 0.7%
Bayer AG, Registered Shares	241,485	7,184,345
Professional Services — 5.4%
Dun & Bradstreet Holdings, Inc.	1,210,461	13,169,816
Genpact Ltd.	162,884	5,647,188
Leidos Holdings, Inc.	107,569	15,532,964
SS&C Technologies Holdings, Inc.	313,397	22,862,311
UL Solutions, Inc., Class A(b)	30,434	1,537,830
		58,750,109
Security	Shares	Value
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.	59,185	$ 8,272,288
Specialized REITs — 1.3%
Crown Castle, Inc.	124,980	13,757,798
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	42,924	2,718,377
Technology Hardware, Storage & Peripherals — 3.3%
HP, Inc.	488,543	17,631,517
Western Digital Corp.(a)	279,763	18,758,109
		36,389,626
Textiles, Apparel & Luxury Goods — 2.6%
Gildan Activewear, Inc., Class A	81,411	3,310,985
Swatch Group AG	42,405	8,733,519
Tapestry, Inc.	399,905	16,032,191
		28,076,695
Tobacco — 1.6%
British American Tobacco PLC, ADR	495,263	17,651,173
Wireless Telecommunication Services — 1.1%
Telephone and Data Systems, Inc.	289,031	6,127,457
Vodafone Group PLC	6,425,990	6,013,117
		12,140,574
Total Common Stocks — 96.1% (Cost: $891,473,286)		1,045,970,114
Preferred Securities
Preferred Stocks — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA	104,251	8,917,814
		8,917,814
Total Preferred Securities — 0.8% (Cost: $8,002,608)		8,917,814
Total Long-Term Investments — 96.9% (Cost: $899,475,894)		1,054,887,928
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	24,921,195	24,931,164
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(c)(d)	33,541,276	33,541,276
Total Short-Term Securities — 5.3% (Cost: $58,473,664)		58,472,440
Total Investments — 102.2% (Cost: $957,949,558)		1,113,360,368
Liabilities in Excess of Other Assets — (2.2)%		(24,421,842)
Net Assets — 100.0%		$ 1,088,938,526

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Mid-Cap Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 31,759,125	$ —	$ (6,827,330)(a)	$ (1,982)	$ 1,351	$ 24,931,164	24,921,195	$ 62,056 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,836,555	—	(1,295,279)(a)	—	—	33,541,276	33,541,276	434,545	—
				$ (1,982)	$ 1,351	$ 58,472,440		$ 496,601	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 21,960,002	$ 5,897,449	$ —	$ 27,857,451
Automobile Components	12,949,215	—	—	12,949,215
Automobiles	18,674,276	—	—	18,674,276
Banks	50,036,386	—	—	50,036,386
Beverages	8,670,441	3,981,966	—	12,652,407
Biotechnology	11,506,909	—	—	11,506,909
Building Products	23,859,111	—	—	23,859,111
Capital Markets	23,435,402	—	—	23,435,402
Chemicals	14,000,979	—	—	14,000,979
Communications Equipment	2,925,804	—	—	2,925,804
Consumer Finance	3,106,728	—	—	3,106,728
Consumer Staples Distribution & Retail	17,470,712	—	—	17,470,712
Containers & Packaging	31,779,135	—	—	31,779,135
Electric Utilities	55,188,072	—	—	55,188,072
Electrical Equipment	16,392,586	—	—	16,392,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ 43,572,735	$ —	$ —	$ 43,572,735
Entertainment	18,740,510	—	—	18,740,510
Financial Services	61,543,310	—	—	61,543,310
Food Products	24,861,077	—	—	24,861,077
Health Care Equipment & Supplies	19,142,602	12,729,317	—	31,871,919
Health Care Providers & Services	70,860,147	—	—	70,860,147
Hotels, Restaurants & Leisure	4,645,912	—	—	4,645,912
Household Durables	—	5,264,470	—	5,264,470
Insurance	42,959,839	7,230,176	—	50,190,015
Interactive Media & Services	3,226,084	—	—	3,226,084
IT Services	15,636,926	—	—	15,636,926
Leisure Products	18,694,131	—	—	18,694,131
Life Sciences Tools & Services	21,159,594	—	—	21,159,594
Machinery	31,777,998	7,757,885	—	39,535,883
Marine Transportation	—	2,896,746	—	2,896,746
Media	9,170,227	10,675,439	—	19,845,666
Metals & Mining	20,584,424	5,255,524	—	25,839,948
Multi-Utilities	22,136,284	—	—	22,136,284
Oil, Gas & Consumable Fuels	53,637,584	—	—	53,637,584
Personal Care Products	5,035,015	—	—	5,035,015
Pharmaceuticals	—	7,184,345	—	7,184,345
Professional Services	58,750,109	—	—	58,750,109
Residential REITs	8,272,288	—	—	8,272,288
Specialized REITs	13,757,798	—	—	13,757,798
Specialty Retail	2,718,377	—	—	2,718,377
Technology Hardware, Storage & Peripherals	36,389,626	—	—	36,389,626
Textiles, Apparel & Luxury Goods	19,343,176	8,733,519	—	28,076,695
Tobacco	17,651,173	—	—	17,651,173
Wireless Telecommunication Services	6,127,457	6,013,117	—	12,140,574
Preferred Securities
Preferred Stocks	—	8,917,814	—	8,917,814
Short-Term Securities
Money Market Funds	58,472,440	—	—	58,472,440
	$1,020,822,601	$92,537,767	$—	$1,113,360,368

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt